Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Core Alternative ETF
Shareholder Report [Line Items]
Fund Name	Core Alternative ETF
Class Name	Core Alternative ETF
Trading Symbol	CCOR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.corealtfunds.com/fund. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.corealtfunds.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Alternative ETF	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended April 30, 2025, the Fund  posted strong performance of 5.73%, in line with expectations. The Fund  delivered on its mandate serving as a diversifier during times of stress through the disciplined risk management approach.
WHAT FACTORS INFLUENCED PERFORMANCE
The equity market environment in 2024 was characterized by notably narrow market leadership—a continuation of the concentration dynamics observed in the preceding year and to a degree not experienced since the late 1990s. The Fund employs a strategic approach centered on a concentrated, equal-weight-tilted long equity portfolio, composed primarily of large-cap stocks with a slight value tilt. With an absolute return objective focused on minimizing downside risk and generating positive returns during equity market declines, The Fund purchases near-the-money put options on the S&P 500 Index (value weight). The basis risk between the Fund’s equity holdings and the index-based put options is a deliberate and foundational element of the overall approach, designed to enhance asymmetry in return potential during periods of market stress.
POSITIONING
While the Fund experienced challenges in the late half of 2024 during the narrow leadership and losses on put premiums, the Fund rebounded in the first four months of 2025 with the convexity in the option positioning driving returns. Market draw-downs then afford the portfolio management team to seek opportunities in equities at steep discounts with the cash raised from options trading. Returns were positive during both the draw-down and the partial recovery in the S&P 500 year-to-date, highlighting the potential of the Fund’s differentiated strategy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2017)
Core Alternative ETF NAV	5.73	0.28	2.45
S&P 500 TR	12.10	15.61	13.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.corealtfunds.com/fund for more recent performance information. Visit https://www.corealtfunds.com/fund for more recent performance information.
Net Assets	$ 60,235,441
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 1,204,220
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,235,441
Number of Holdings	49
Net Advisory Fee	$1,204,220
Portfolio Turnover	12%
30-Day SEC Yield	1.18%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	3.4%
Morgan Stanley	3.4%
Air Products & Chemicals, Inc.	3.1%
Waste Management, Inc.	3.1%
Alphabet, Inc.	3.0%
Walmart, Inc.	3.0%
CME Group, Inc.	2.9%
Paychex, Inc.	2.9%
Southern Co.	2.8%
Fiserv, Inc.	2.8%

Top Sectors	(%)
Technology	20.9%
Financial	16.9%
Consumer, Non-cyclical	16.5%
Communications	9.7%
Consumer, Cyclical	9.4%
Industrial	9.1%
Utilities	5.1%
Energy	5.0%
Basic Materials	4.9%
Cash & Other	2.5%

Material Fund Change [Text Block]	Changes to Fund’s Portfolio Manager or Portfolio Management Team: Kyler Kring, CFA was hired as a Portfolio Analyst in October 2024. He assists with equity research for the fund.
Updated Prospectus Web Address	https://www.corealtfunds.com/fund